PRIVATE PLACEMENT (Details Narrative) - USD ($)					8 Months Ended	9 Months Ended	11 Months Ended
	Aug. 10, 2022	Aug. 18, 2021	Aug. 18, 2021	Aug. 13, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of units			11,500,000
Price per share		$ 10	$ 10
Proceeds from issuance of private placement					$ 5,216,750	$ 1,150,000	$ 5,216,750
Exercise price						$ 0.01	$ 0.01
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value						0.000001	0.000001
Exercise price						$ 18	$ 18
Mehana Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from loan	$ 1,150,000
Purchased shares of placement units	115,000
Mehana Capital LLC [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	$ 0.000001
Exercise price	$ 11.5
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units		521,675	521,675
Price per share		$ 10	$ 10
Sale of Stock, Consideration Received on Transaction		$ 5,216,750
Proceeds from issuance of private placement			$ 5,216,750	$ 4,691,750
Purchased shares of placement units				469,175